Other assets	12 Months Ended
Mar. 31, 2012
Other assets

15. Other assets

Other assets include the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Security deposits for leased property	Rs.	2,812.8	Rs.	3,149.4	US$	61.9
Sundry accounts receivable		6,666.5		7,489.3		147.2
Advance tax (net of provision for taxes)		9,743.7		11,469.1		225.4
Advances		799.0		3,180.4		62.5
Prepaid expenses		1,016.0		1,149.1		22.6
Restricted cash/ securitization margin for credit enhancement and securitized transactions		2,269.2		3,222.9		63.3
Derivatives		75,593.6		133,194.3		2,617.3
Others		16,631.6		28,177.0		553.7

Total	Rs.	115,532.4	Rs.	191,031.5	US$	3,753.9